THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST
    15, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
              CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                Check here if Amendment [X]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim O'Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Tim O'Brien
------------------
(Signature)

New York, New York
------------------
(City, State)

February 22, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $358,922 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/05                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                          Item 2 :     Item 3:      Item 4:    Item 5:        Item 6:    Item 7:  Voting   Authority (Shares)
Name of Issuer                Title of Class  CUSIP      Fair Market Shares or     Investment  Managers   (a)       (b)      (c)
                                              Number        Value    Principal      Discretion   See      Sole    Shared     None
                                                           (X$1000)   Amount                   Instr.V

HIBERNIA CORP                 CL A            428656-10-2   37,985   1,144,830 SHS    SOLE                1,144,830   -       -
INSIGHT COMMUNICATIONS INC    CL A            45768V-10-8   24,030   2,174,700 SHS    SOLE                2,174,700   -       -
MBNA CORP                     COM             55262L-10-0   69,324   2,650,000 SHS    SOLE                2,650,000   -       -
PROVIDIAN FINANCIAL CORP      COM             74406A-10-2  227,583  12,908,821 SHS    SOLE               12,908,821   -       -


                                           Value Total    $358,922

                                           Entry Total:          4